Organization and description of business - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Thousands																												1 Months Ended				12 Months Ended
	May 31, 2024 USD ($)	May 09, 2024 USD ($)	Sep. 28, 2020 USD ($) shares	Sep. 28, 2020 AUD ($) shares	Sep. 20, 2020 HKD ($)	Jan. 31, 2020 USD ($)	Dec. 23, 2019 USD ($) shares	Sep. 20, 2019 USD ($) shares	Sep. 20, 2019 HKD ($) shares	Apr. 25, 2019 USD ($)	Apr. 25, 2019 HKD ($)	Mar. 08, 2019 USD ($) shares	Feb. 05, 2019 USD ($) shares	Jun. 26, 2018 USD ($) $ / shares shares	Jun. 07, 2018 USD ($) shares	Mar. 08, 2018 USD ($) property shares	Mar. 08, 2018 HKD ($) property shares	Dec. 22, 2017 USD ($) shares	Dec. 22, 2017 HKD ($) shares	May 10, 2017 USD ($)	Apr. 28, 2017 USD ($) shares	Apr. 23, 2017 USD ($) shares	Dec. 27, 2016 USD ($)	Feb. 29, 2016 shares	Jan. 19, 2016 $ / shares	Dec. 28, 2015 USD ($) shares	Mar. 12, 2010 shares	Aug. 31, 2020 USD ($) shares	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 31, 2020 HKD ($)	Jun. 25, 2018 USD ($) $ / shares shares	Jun. 07, 2018 HKD ($)	May 17, 2018 USD ($)	Aug. 10, 2016 shares	Aug. 09, 2016 shares	Jan. 18, 2016 $ / shares	Dec. 24, 2014	Mar. 14, 2011	Mar. 11, 2010 shares	Jan. 29, 2008 shares
Organization and description of business
Conversion of stock split ratio																									0.25
Ordinary shares, par value | $ / shares														$ 0.004											$ 0.004								$ 0.004	$ 0.004		$ 0.004					$ 0.001
Ordinary shares, shares authorized | shares														500,000,000																			500,000,000	500,000,000		50,000,000			50,000,000	12,500,000
Shares authorized, values														$ 2,010,000																						$ 201,000
Preferred stock, shares authorized | shares														10,000,000																			10,000,000	10,000,000		1,000,000									1,000,000
Preferred stock, par value | $ / shares														$ 0.001																			$ 0.001	$ 0.001		$ 0.001
Amount of increase of common stocks authorized | shares														450,000,000
Amount of increase of preferred stocks authorized | shares														9,000,000
Ordinary shares, shares outstanding | shares																											4,023,689						112,510,166	101,597,998										5,299,126
Preferred stock, shares outstanding | shares																																	0	0
SGOCO Shenzhen
Organization and description of business
Equity method investment, ownership percentage																																						100.00%
Victor
Organization and description of business
Percentage of new shares issued for business acquisition							19.90%
Shares issued on acquisition of subsidiaries, shares | shares							15,992,000
SGOCO Fujian
Organization and description of business
Consideration																															$ 11,000,000
SGOCO Shenzhen
Organization and description of business
Consideration																																						$ 1,000
Century Skyway Limited
Organization and description of business
Consideration															$ 16,170,000
Century Skyway Limited | Ho Pui Lung
Organization and description of business
Consideration to be received					$ 99,450			$ 12,750,000		$ 12,750,000	$ 99,450
GFS
Organization and description of business
Cash consideration							$ 21,790,000
Consideration in the form of a promissory note							64,340,000
Business combination consideration transferred			$ 590,000	$ 700
Boca International Limited
Organization and description of business
Consideration																												$ 190,000							$ 1,460		$ 184,840
Disposal business, number of shares sold during the period | shares																												94
Disposal business, percentage of ownership to be disposed																												51.00%
Boca International Limited | Wong Yiu Tong
Organization and description of business
Disposal business, percentage of ownership to be disposed																												51.00%
Giant Credit Limited ("GCL")
Organization and description of business
Cash consideration																		$ 2,350,000	$ 19,600
Shares issued on acquisition of subsidiaries, shares | shares																		2,220,283	2,220,283
Number of ordinary shares, issued | shares																		2,220,283	2,220,283
Business combination consideration transferred																		$ 2,354,000	$ 19,600
SGO Corporation
Organization and description of business
Percentage of voting interests acquired																																											100.00%
Paris Sky Limited
Organization and description of business
Percentage of voting interests acquired															100.00%																						100.00%
Shares issued on acquisition of subsidiaries, shares | shares															3,889,050
Number of ordinary shares, issued | shares															3,889,050
Business acquisition equity interest, value															$ 3,890,000																						$ 30,330
Business combination consideration transferred															$ 48,128,000
Paris Sky Limited | Equity Interest In BOCA
Organization and description of business
Percentage of voting interests acquired															49.00%																						49.00%
Business combination consideration transferred															$ 23,699,000
Paris Sky Limited | CSL
Organization and description of business
Percentage of voting interests acquired															49.00%																						49.00%
Business combination consideration transferred															$ 16,170,000
Century Skyway Limited
Organization and description of business
Cash consideration																				$ 32,600,000	$ 32,600,000	$ 32,600,000							$ 32,000,000
Shares issued on acquisition of subsidiaries, shares | shares								5,100	5,100
Number of ordinary shares, issued | shares																					1,500,000	1,500,000
Business combination consideration transferred								$ 12,750,000	$ 99,450											$ 34,925,000			$ 35,000,000
Boca International Limited
Organization and description of business
Percentage of voting interests acquired																										100.00%				100.00%
Cash consideration																										$ 52,000,000				$ 52,000,000	$ 52,000,000
Percentage of new shares issued for business acquisition																										19.90%
Shares issued on acquisition of subsidiaries, shares | shares																								1,162,305		3,400,000				1,162,305
Percentage reducing electricity consumption																										50.00%
Business combination consideration transferred																														$ 56,080,000
11 Hau Fook Street Limited
Organization and description of business
Cash consideration																$ 3,350,000	$ 26,100
Number of ordinary shares, issued | shares																2,935,222	2,935,222
Number of properties owned | property																2	2
Vision Lane Limited
Organization and description of business
Cash consideration													$ 7,460,000																			$ 6,410,000
Shares issued on acquisition of subsidiaries, shares | shares												4,519,347	4,519,347
Business combination consideration transferred												$ 12,740,000	$ 12,420,000
Vision Lane Limited | Paris Sky Limited
Organization and description of business
Percentage of voting interests acquired													100.00%
Cash consideration													$ 7,500,000
Number of ordinary shares, issued | shares												4,519,347	4,519,347
Business combination consideration transferred												$ 12,700,000	$ 12,428,205
SGOCO Fujian
Organization and description of business
Percentage of voting interests acquired																																										100.00%
Honesty Group
Organization and description of business
Percentage of voting interests acquired																											100.00%
Number of ordinary shares, issued | shares																											3,575,000
GFS
Organization and description of business
Consideration							$ 64,340,000
Cash consideration						$ 21,795,000
Percentage of new shares issued for business acquisition							19.90%
Number of ordinary shares, issued | shares			559,581	559,581			15,992,000
Consideration in the form of a promissory note						28,473,000
Business combination consideration transferred						$ 64,341,000
Riches Holdings Limited
Organization and description of business
Consideration in the form of a promissory note	$ 13,400,000
Business combination consideration transferred	13,400,000
Riches Holdings Limited | Lianteng Limited
Organization and description of business
Business combination consideration transferred	$ 13,400,000	$ 13,400,000
Issuance of convertible notes		$ 13,400,000